Note 12 - Income Tax (Details) - Gross Operating Loss Carryforwards - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	$ 6,071	$ 2,674
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	3,234	6,963
Net	3,234	6,963
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Loss Carry Forward	21,472	8,874
Valuation Allowance	6,470
Net	$ 15,002	$ 8,874